9. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Warrant activity
	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2014	36,346,970	$0.20	33,344,793	$0.21
Issued	2,311,000	$0.12	–	–
Canceled / exercised	–	–	–	–
Expired	–	–	–	–
Outstanding December 31, 2015	38,657,970	$0.20	35,096,970	$0.20
Issued	6,681,668	$0.04	–	–
Canceled / exercised	–	–	–	–
Expired	–	–	–	–
Outstanding December 31, 2016	45,339,638	$0.17	38,657,970	$0.20

Warrants outstanding
	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.03 - $0.010	13,209,335	$0.07	$0.07	3.9
$0.11 - $0.15	13,382,095	$0.13	$0.13	1.7
$0.15 - $0.20	11,993,926	$0.19	$0.19	2.2
$0.21 - $0.30	5,626,910	$0.28	$0.28	2.3
$0.31 - $0.50	627,372	$0.45	$0.45	1.8
$2.50 - $2.55	500,000	$2.19	$2.19	0.5

	45,339,638